Income Taxes - Components of deferred tax assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAX
Net operating loss	$ 7,684,000	$ 146,382,000
Mineral properties	39,555,000	0
Plant, equipment, and mine development	30,767,000	60,840,000
Intangible assets	21,710,000	0
Royalty	6,292,000	0
Interest expense carryforward	1,935,000	24,369,000
Asset retirement obligation	997,000	927,000
Stock-based compensation	405,000	257,000
Accrued compensation	197,000	0
Inventories	191,000	15,438,000
Reorganization costs	0	7,701,000
Other liabilities	0	609,000
Credits and other	0	(6,000)
Valuation allowance	(109,733,000)	(256,517,000)	$ (86,012)
Total net deferred tax assets	$ 0	$ 0